Income Taxes - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨) ₨ / shares	Mar. 31, 2018 INR (₨) ₨ / shares	Mar. 31, 2017 INR (₨) ₨ / shares	Mar. 31, 2019 USD ($)
Disclosure of income tax expense [line items]
Reversal of provisions pertaining to earlier periods	₨ 2,267	₨ 380	₨ 593
Deferred tax asset of unused tax losses not recognized	6,769	3,756
Tax loss carry-forwards	24,355	14,510
Tax loss carry-forwards not currently subject to expiration dates	8,191	6,223
Tax loss carry-forwards expires in various years	₨ 16,164	8,287
Tax loss carry-forwards expiration period	2038
Deferred tax asset of unused tax losses recognized	₨ 5,604	6,908		$ 81
Minimum alternate tax	0	74
Decrease of current tax expense due to tax holidays	₨ 15,390	₨ 11,635	₨ 11,958
Tax incentives per share | ₨ / shares	₨ 2.56	₨ 1.84	₨ 1.85
Deferred tax liabilities on cumulative earnings of subsidiaries	₨ 52,488	₨ 51,432
Branch profit tax percentage	15.00%
Unused tax losses [member]
Disclosure of income tax expense [line items]
Deferred tax asset of unused tax losses recognized	₨ 3,149	₨ 5,694